Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000195030 | 758067102 | Redwood Real Estate Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000195030 | 6324500 | Evergreen Marine Corp Taiwan Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000195030 | 6051046 | Asustek Computer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000195030 | 6141011 | Quanta Computer Inc
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000195030 | 6700393 | Uni-President Enterprises Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000195030 | 6303866 | Singapore Exchange Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000195030 | 6346333 | Novatek Microelectronics Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000195030 | BZ8VFD7 | Seres Group Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000195030 | 6230845 | United Tractors Tbk P.T.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000195030 | BP6MXD8 | Shell plc
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000195030 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000195030 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000195030 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000195030 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000195030 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000195030 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000195030 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000195030 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000195030 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000195030 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000195030 | InvestmentType_Closed End Funds
Holdings [Line Items]
Percent of Total Investments	15.30%
C000195030 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	84.70%
C000195031 | 758067102 | Redwood Real Estate Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000195031 | 6324500 | Evergreen Marine Corp Taiwan Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000195031 | 6051046 | Asustek Computer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000195031 | 6141011 | Quanta Computer Inc
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000195031 | 6700393 | Uni-President Enterprises Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000195031 | 6303866 | Singapore Exchange Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000195031 | 6346333 | Novatek Microelectronics Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000195031 | BZ8VFD7 | Seres Group Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000195031 | 6230845 | United Tractors Tbk P.T.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000195031 | BP6MXD8 | Shell plc
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000195031 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000195031 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000195031 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000195031 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000195031 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000195031 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000195031 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000195031 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000195031 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000195031 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000195031 | InvestmentType_Closed End Funds
Holdings [Line Items]
Percent of Total Investments	15.30%
C000195031 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	84.70%
C000178523 | 758067102 | Redwood Real Estate Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000178523 | 09248U841 | BlackRock Liquidity Funds MuniCash, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000178523 | 4812C0241 | JPMorgan Municipal Money Market Fund, Agency Class
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000178523 | 4812A2744 | JPMorgan Tax Free Money Market Fund, Agency Class
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000178523 | 56063U521 | MainStay MacKay High Yield Municipal Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000178523 | 09253C769 | BlackRock High Yield Municipal Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000178523 | 665162681 | Northern High Yield Municipal Fund, USD Class
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000178523 | 024934663 | American Century High-Yield Municipal Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000178523 | 52469F556 | Western Asset Municipal High Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000178523 | 72387N820 | Pioneer High Income Municipal Fund, Class Y
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000178523 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000178523 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	84.70%
C000178523 | InvestmentType_Closed End Funds
Holdings [Line Items]
Percent of Total Investments	13.50%
C000178523 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	86.50%
C000178523 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	0.00%
C000131991 | 758067102 | Redwood Real Estate Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000131991 | 922031760 | Vanguard High-Yield Corporate Fund, Admiral Class
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000131991 | 026547778 | American High-Income Trust, Class F-3
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000131991 | 09260B630 | Blackrock Series Fund V-BlackRock High Yield Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000131991 | 54400N409 | Lord Abbett High Yield Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000131991 | 74254R637 | Principal High Income Fund
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000131991 | 56062X708 | MainStay MacKay High Yield Corporate Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000131991 | 92189F437 | VanEck Fallen Angel High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000131991 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000131991 | 893830BL2 | Transocean, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000131991 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000131991 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000131991 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000131991 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000131991 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000131991 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000131991 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000131991 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000131991 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000131991 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000131991 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000131991 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	71.20%
C000131991 | InvestmentType_Closed End Funds
Holdings [Line Items]
Percent of Total Investments	9.60%
C000131991 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	69.70%
C000131991 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	18.10%
C000131991 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	2.60%
C000131992 | 758067102 | Redwood Real Estate Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000131992 | 922031760 | Vanguard High-Yield Corporate Fund, Admiral Class
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000131992 | 026547778 | American High-Income Trust, Class F-3
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000131992 | 09260B630 | Blackrock Series Fund V-BlackRock High Yield Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000131992 | 54400N409 | Lord Abbett High Yield Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000131992 | 74254R637 | Principal High Income Fund
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000131992 | 56062X708 | MainStay MacKay High Yield Corporate Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000131992 | 92189F437 | VanEck Fallen Angel High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000131992 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000131992 | 893830BL2 | Transocean, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000131992 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000131992 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000131992 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000131992 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000131992 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000131992 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000131992 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000131992 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000131992 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000131992 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000131992 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000131992 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	71.20%
C000131992 | InvestmentType_Closed End Funds
Holdings [Line Items]
Percent of Total Investments	9.60%
C000131992 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	69.70%
C000131992 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	18.10%
C000131992 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	2.60%
C000131993 | 758067102 | Redwood Real Estate Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000131993 | 922031760 | Vanguard High-Yield Corporate Fund, Admiral Class
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000131993 | 026547778 | American High-Income Trust, Class F-3
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000131993 | 09260B630 | Blackrock Series Fund V-BlackRock High Yield Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000131993 | 54400N409 | Lord Abbett High Yield Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000131993 | 74254R637 | Principal High Income Fund
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000131993 | 56062X708 | MainStay MacKay High Yield Corporate Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000131993 | 92189F437 | VanEck Fallen Angel High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000131993 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000131993 | 893830BL2 | Transocean, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000131993 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000131993 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000131993 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000131993 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000131993 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000131993 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000131993 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000131993 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000131993 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000131993 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000131993 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000131993 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	71.20%
C000131993 | InvestmentType_Closed End Funds
Holdings [Line Items]
Percent of Total Investments	9.60%
C000131993 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	69.70%
C000131993 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	18.10%
C000131993 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	2.60%
C000195032 | 758067102 | Redwood Real Estate Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000195032 | 464287655 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C000195032 | 808524888 | Schwab International Small-Cap Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000195032 | 922042718 | Vanguard FTSE All World ex-US Small-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000195032 | 38141W265 | Goldman Sachs Financial Square Government Fund, Administration Shares
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000195032 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000195032 | 833034101 | Snap-on, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000195032 | 876030107 | Tapestry, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000195032 | 460146103 | International Paper Company
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000195032 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000195032 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000195032 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000195032 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000195032 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000195032 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000195032 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000195032 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000195032 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000195032 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000195032 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000195032 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000195032 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000195032 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000195032 | Equity
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C000195032 | InvestmentType_Closed End Funds
Holdings [Line Items]
Percent of Total Investments	11.80%
C000195032 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	37.70%
C000195032 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.10%
C000195032 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	0.10%
C000195032 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	49.30%
C000195033 | 758067102 | Redwood Real Estate Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000195033 | 464287655 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C000195033 | 808524888 | Schwab International Small-Cap Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000195033 | 922042718 | Vanguard FTSE All World ex-US Small-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000195033 | 38141W265 | Goldman Sachs Financial Square Government Fund, Administration Shares
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000195033 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000195033 | 833034101 | Snap-on, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000195033 | 876030107 | Tapestry, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000195033 | 460146103 | International Paper Company
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000195033 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000195033 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000195033 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000195033 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000195033 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000195033 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000195033 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000195033 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000195033 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000195033 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000195033 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000195033 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000195033 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000195033 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000195033 | Equity
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C000195033 | InvestmentType_Closed End Funds
Holdings [Line Items]
Percent of Total Investments	11.80%
C000195033 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	37.70%
C000195033 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.10%
C000195033 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	0.10%
C000195033 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	49.30%